Fidelity (logo) Investments	FMR LLC 245 Summer Street Boston MA 02210

VIA EDGAR

January 12, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Fidelity Investments Life Insurance Company (“FILI”)

Fidelity Investments Variable Annuity Account I (the “Registrant”)

Post-Effective Amendment to Registration Statement on Form N-4

File Nos. 333-123884 and 811-05315

On behalf the Registrant and its depositor, FILI, we hereby file Post-Effective Amendment No. 21 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933, as amended, and Amendment No. 116 to the Registration Statement on the same form N-4 under the Investment Company Act of 1940.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:

1.

Revise the Registration Statement to conform it to the amendments adopted by the Securities and Exchange Commission (the “Commission”) to Form N-4 on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765; and

2.	Make other non-material changes.

We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1). The Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement, such that the Amendment will become effective on April 30, 2022.

At a future date, we intend to submit a formal request pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for the Registration Statement of the variable annuity contract listed below (the “Additional Contract”). If granted, we intend to reflect the same conforming disclosure changes that have been or will be made in the Amendment to the Registration Statement for the Additional Contract, with appropriate modifications.

Additional Contract

Contract Name	Depositor	Registrant	File No.
Personal Retirement Annuity	Empire Fidelity Investments Life Insurance Company[1]	Empire Fidelity Investments Variable Annuity Account A	333-127346

[1]

Fidelity insurance products are issued by Fidelity Investments Life Insurance Company (“FILI”), 900 Salem Street, Smithfield, RI 02917, and, in New York, by Empire Fidelity Investments Life Insurance Company, New York, N.Y. FILI is licensed in all states except New York.

Thank you for your attention to this matter. Please contact the undersigned at (401) 292-3256 or lance.warrick@fmr.com in connection with any questions regarding this filing.

Very Truly Yours

/s/ Lance Warrick
Lance A. Warrick
Vice President, Associate General Counsel

2